Shareholder Report, Line Graph (Details) DFC3_Large Cap International Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											Large Cap International Portfolio – Institutional
Accumulated Value	$ 17,611	$ 14,366	$ 12,602	$ 15,977	$ 11,787	$ 12,546	$ 11,361	$ 12,218	$ 9,870	$ 10,000	$ 21,957
MSCI World ex USA Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World ex USA Index (net div.)
Accumulated Value	$ 17,063	$ 13,778	$ 12,241	$ 15,701	$ 11,579	$ 12,423	$ 11,183	$ 11,995	$ 9,773	$ 10,000	$ 21,087